Segmental Information - Summary of Information by Reportable Segment - Reconciliation of Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 161	$ 100
Contract acquisition costs	70	45
Lease incentives received	6
Timing differences and other adjustments	1	2
Additions per the Financial Statements	104	59
Comprising additions to:
Goodwill and other intangible assets	46	33
Property, plant and equipment	57	17
Investment in associates	1	4
Other financial assets		5
Additions per the Group Financial Statements	104	59
Key money paid [member]
Disclosure of reportable segments [line items]
Contract acquisition costs	(64)	(43)
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	71	35
Contract acquisition costs	(47)	(32)
Timing differences and other adjustments	0	3
Additions per the Financial Statements	24	6
Comprising additions to:
Goodwill and other intangible assets	0	1
Property, plant and equipment	23	1
Investment in associates	1	4
Additions per the Group Financial Statements	24	6
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	21	25
Contract acquisition costs	(16)	(10)
Timing differences and other adjustments	0	(5)
Additions per the Financial Statements	5	10
Comprising additions to:
Property, plant and equipment	5	5
Other financial assets		5
Additions per the Group Financial Statements	5	10
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	2	1
Contract acquisition costs	(1)	(1)
Timing differences and other adjustments	(1)
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	67	39
Lease incentives received	6
Timing differences and other adjustments	2	4
Additions per the Financial Statements	75	43
Comprising additions to:
Goodwill and other intangible assets	46	32
Property, plant and equipment	29	11
Additions per the Group Financial Statements	$ 75	$ 43